Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001587982
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2021
Prospectus Date	rr_ProspectusDate	Mar. 01, 2021
AXS All Terrain Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the AXS All Terrain Opportunity Fund (the “Fund”) is to seek capital appreciation with positive returns in all market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,445% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1445.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and net operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to participate in gains in the U.S. and foreign markets in all market conditions and will attempt to minimize the impact of market losses during periods of extreme market stress. The Fund will make investments that the Fund’s advisor believe offer a high probability of return, or, alternatively, a high degree of safety during uncertain market conditions. These investments include domestic and foreign equity securities of companies with market capitalizations over $200 million, and fixed income securities of domestic and foreign issuers (including emerging market companies) of any credit quality (including junk bonds) and duration, including U.S. Treasury securities, corporate bonds, mortgage-backed securities and other fixed income securities. The Fund may be long or short in these securities by taking positions in individual securities, individual stock options, index options, financial futures, exchange-traded funds (“ETFs”), inverse ETFs, currencies, or other investment companies. Fixed income investments, other than U.S. Treasury securities, will generally be made through ETFs or other registered investment companies. The Fund may, from time to time, invest a significant portion of its assets in a single ETF or other registered investment company. The Fund may invest up to 50% of its assets in short sales or one or more inverse ETFs during adverse market conditions.

The Fund is managed by AXS Investments LLC (“AXS” or the “Advisor”), which serves as investment advisor and constructs the Fund’s portfolio. The Advisor will tactically allocate the Fund’s assets among securities using both fundamental and technical analysis to evaluate the relative strengths of and trends in the Fund’s potential portfolio investments. AXS uses a fundamental methodology to screen for securities for the portfolio focusing on the overall earning potential of a company issuing stock, which may include analysis of financial statements, management, competitors, intangible values and product markets, among other factors. AXS also uses a quantitative methodology to screen for securities for the portfolio focusing on financial valuation metrics such as ratios of price to free cash flow, price to operating income, earnings before interest and tax (“EBIT”), to enterprise value and other financial metrics. AXS also evaluates potential securities using technical analysis including momentum, trading volumes, option flows, seasonality and proprietary technical indicators. The Advisor may from time to time focus on companies involved in corporate events such as spin-offs, share buybacks and public records of securities purchases and sales by corporate directors and officers. If AXS believes that current market conditions are unsuitable for equity investment, then, consistent with the Fund's objective of capital appreciation, all or a significant portion of the Fund's assets may be invested in cash or cash equivalents.

The Fund has no set holding period for any security and actively trades its portfolio investments, which may result in a high portfolio turnover rate. Securities are sold (or purchased back in the case of securities sold short) when they no longer meet the Advisor’s target risk return profile. The Advisor attempts to control risk through various techniques including scaling in or out of positions, using position limits and using stop orders.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Underlying Fund Risk. Other registered investment companies including mutual funds, ETFs and closed-end funds (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Advisor expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Recent Market Events. An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) has resulted in a global pandemic and has caused major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for extended periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 outbreak may cause similar disruptions and effects.

Management and Strategy Risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. When the Advisor believes that current market conditions are unsuitable for equity investment, then all or a significant portion of the Fund’s assets may be invested in cash or cash equivalents. When the Fund’s investments in cash or cash equivalents increase, the Fund may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in equity securities.

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Credit Risk. If an issuer or guarantor of a debt security held directly or indirectly by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Emerging Markets Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Event-Driven Risk. The Advisor’s evaluation of the outcome of a proposed corporate event, whether it be a merger, reorganization, regulatory issue or other event, may prove incorrect and the Fund’s return on the investment may be negative. Even if the Advisor’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return.

Futures Risk. The Fund’s use of futures contracts (and related options) expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

High Yield (“Junk”) Bond Risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Mortgage-Backed Securities Risk. Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Inverse ETF Risk. Inverse ETFs are ETFs that are constructed by using various derivatives for the purpose of profiting from a decline in the value of an underlying benchmark. Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. Unlike traditional funds, shareholders of inverse ETFs will lose money when the underlying benchmark rises. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed. Due to volatility and the effects of compounding, inverse ETFs can lose money even if the level of the index falls.

Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Short Sales Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund’s portfolio.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Updated performance information is available at the Fund’s website, www.axsinvestments.com or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Prior to September 16, 2016, the Fund was subject to a distribution fee pursuant to a Rule 12b-1 Plan. The distribution fee is reflected in the Fund’s performance for periods prior to September 16, 2016.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-833-AXS-ALTS (1-833-297-2587)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.axsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Institutional Class Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Institutional Class Shares
Highest Calendar Quarter Return at NAV	4.06%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(3.31)%	Quarter Ended 03/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
AXS All Terrain Opportunity Fund | HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.81%
5 Years	rr_AverageAnnualReturnYear05	3.29%
Since Inception	rr_AverageAnnualReturnSinceInception	1.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2014
AXS All Terrain Opportunity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TERIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.74%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.57%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.93%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 196
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	739
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,308
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,857
Annual Return 2015	rr_AnnualReturn2015	(2.51%)
Annual Return 2016	rr_AnnualReturn2016	3.63%
Annual Return 2017	rr_AnnualReturn2017	8.83%
Annual Return 2018	rr_AnnualReturn2018	0.39%
Annual Return 2019	rr_AnnualReturn2019	6.05%
Annual Return 2020	rr_AnnualReturn2020	6.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.31%)
1 Year	rr_AverageAnnualReturnYear01	6.98%
5 Years	rr_AverageAnnualReturnYear05	5.14%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2014
AXS All Terrain Opportunity Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.75%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.64%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.49%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2014
AXS All Terrain Opportunity Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.15%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.39%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2014

[1]	The total annual fund operating expenses and net operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	AXS Investments LLC (“AXS” or the “Advisor”), has contractually agreed to waive fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.60% of the average daily net assets of Institutional Class shares of the Fund. This agreement is in effect until February 28, 2022, and may be terminated before that date only by the Trust’s Board of Trustees. Any reduction in advisory fees or payment of the Fund’s expenses made by AXS is not subject to reimbursement by the Fund.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Prior to September 16, 2016, Institutional Class Shares were subject to a 5.75% sales charge which is not reflected in the total return figures.